SEGMENT INFORMATION - Disaggregation of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenue
Revenue	₽ 476,106	₽ 451,466	₽ 417,918
Recognised over time
Disaggregation of revenue
Revenue	401,005	379,428	365,829
Recognised at point of time
Disaggregation of revenue
Revenue	75,101	72,039	52,089
External Customers
Disaggregation of revenue
Revenue	476,106	451,466	417,918
Mobile services
Disaggregation of revenue
Revenue	317,547	312,321	308,412
Fixed line services
Disaggregation of revenue
Revenue	56,004	56,055	56,164
Finance services
Disaggregation of revenue
Revenue	29,304	11,534
Integration services
Disaggregation of revenue
Revenue	3,983	1,538	1,253
Sales of goods
Disaggregation of revenue
Revenue	67,793	68,769	52,089
Other services
Disaggregation of revenue
Revenue	1,475	1,249
Total
Disaggregation of revenue
Revenue	454,986	431,794	400,196
Total | Recognised over time
Disaggregation of revenue
Revenue	389,884	369,927	354,073
Total | Recognised at point of time
Disaggregation of revenue
Revenue	65,102	61,867	46,123
Total | External Customers
Disaggregation of revenue
Revenue	454,986	431,794	400,196
Total | Mobile services
Disaggregation of revenue
Revenue	310,785	305,536	298,071
Total | Fixed line services
Disaggregation of revenue
Revenue	55,628	55,678	55,811
Total | Finance services
Disaggregation of revenue
Revenue	29,304	11,534
Total | Integration services
Disaggregation of revenue
Revenue	1,475	449	191
Total | Sales of goods
Disaggregation of revenue
Revenue	57,794	58,597	46,123
Russia Convergent
Disaggregation of revenue
Revenue	391,084	385,912	365,846
Russia Convergent | Recognised over time
Disaggregation of revenue
Revenue	333,407	327,432	319,822
Russia Convergent | Recognised at point of time
Disaggregation of revenue
Revenue	57,677	58,480	46,024
Russia Convergent | External Customers
Disaggregation of revenue
Revenue	391,084	385,912	365,846
Russia Convergent | Mobile services
Disaggregation of revenue
Revenue	308,847	304,049	297,273
Russia Convergent | Fixed line services
Disaggregation of revenue
Revenue	23,085	22,939	22,358
Russia Convergent | Integration services
Disaggregation of revenue
Revenue	1,475	444	191
Russia Convergent | Sales of goods
Disaggregation of revenue
Revenue	57,677	58,480	46,024
Moscow Fixed Line
Disaggregation of revenue
Revenue	34,598	34,348	34,350
Moscow Fixed Line | Recognised over time
Disaggregation of revenue
Revenue	34,481	34,231	34,251
Moscow Fixed Line | Recognised at point of time
Disaggregation of revenue
Revenue	117	117	99
Moscow Fixed Line | External Customers
Disaggregation of revenue
Revenue	34,598	34,348	34,350
Moscow Fixed Line | Mobile services
Disaggregation of revenue
Revenue	1,938	1,487	798
Moscow Fixed Line | Fixed line services
Disaggregation of revenue
Revenue	32,543	32,739	33,453
Moscow Fixed Line | Integration services
Disaggregation of revenue
Revenue		5
Moscow Fixed Line | Sales of goods
Disaggregation of revenue
Revenue	117	117	99
MTS Bank
Disaggregation of revenue
Revenue	29,304	11,534
MTS Bank | Recognised over time
Disaggregation of revenue
Revenue	21,996	8,264
MTS Bank | Recognised at point of time
Disaggregation of revenue
Revenue	7,308	3,270
MTS Bank | External Customers
Disaggregation of revenue
Revenue	29,304	11,534
MTS Bank | Finance services
Disaggregation of revenue
Revenue	29,304	11,534
Other
Disaggregation of revenue
Revenue	21,026	19,550	17,617
Other | Recognised over time
Disaggregation of revenue
Revenue	11,027	9,378	11,651
Other | Recognised at point of time
Disaggregation of revenue
Revenue	9,999	10,172	5,966
Other | External Customers
Disaggregation of revenue
Revenue	21,026	19,549	17,617
Other | Mobile services
Disaggregation of revenue
Revenue	6,668	6,662	10,236
Other | Fixed line services
Disaggregation of revenue
Revenue	376	377	353
Other | Integration services
Disaggregation of revenue
Revenue	2,508	1,089	1,062
Other | Sales of goods
Disaggregation of revenue
Revenue	9,999	10,172	5,966
Other | Other services
Disaggregation of revenue
Revenue	1,475	1,249
HQ and elimination
Disaggregation of revenue
Revenue	94	123	105
HQ and elimination | Recognised over time
Disaggregation of revenue
Revenue	94	123	105
HQ and elimination | External Customers
Disaggregation of revenue
Revenue	94	123	105
HQ and elimination | Mobile services
Disaggregation of revenue
Revenue	94	123	105
Intersegment elimination | Total
Disaggregation of revenue
Revenue	15,429	11,294	9,819
Intersegment elimination | Russia Convergent
Disaggregation of revenue
Revenue	9,295	6,258	5,136
Intersegment elimination | Moscow Fixed Line
Disaggregation of revenue
Revenue	4,253	4,498	4,683
Intersegment elimination | MTS Bank
Disaggregation of revenue
Revenue	1,881	538
Intersegment elimination | Other
Disaggregation of revenue
Revenue	16,474	12,780	12,786
Intersegment elimination | HQ and elimination
Disaggregation of revenue
Revenue	(31,903)	(24,074)	(22,605)
Operating segments
Disaggregation of revenue
Revenue	476,106	451,466	417,918
Operating segments | Total
Disaggregation of revenue
Revenue	470,415	443,088	410,015
Operating segments | Russia Convergent
Disaggregation of revenue
Revenue	400,379	392,170	370,982
Operating segments | Moscow Fixed Line
Disaggregation of revenue
Revenue	38,851	38,846	39,033
Operating segments | MTS Bank
Disaggregation of revenue
Revenue	31,185	12,072
Operating segments | Other
Disaggregation of revenue
Revenue	37,500	32,329	30,403
Operating segments | HQ and elimination
Disaggregation of revenue
Revenue	₽ (31,809)	₽ (23,951)	₽ (22,500)